SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 10 — SUBSEQUENT EVENTS

During 2012 we issued 250,001 share of common stock upon the exercise of an equivalent number of options and warrants. We received proceeds of approximately $355,000.